Condensed Statements of Changes in Shareholders Equity - USD ($)	Total	Class A	Class B	Ordinary Shares	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Feb. 10, 2020					0	0
Beginning balance at Feb. 10, 2020	$ 0				$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Feb. 10, 2020					0	0
Beginning balance at Feb. 10, 2020	0				$ 0	$ 0	0	0
Issuance of Class B ordinary shares to Sponsor (in shares)						10,350,000
Issuance of Class B ordinary shares to Sponsor	25,000					$ 1,035	23,965
Sale of units in initial public offering, net of warrant liability (in shares)					41,400,000
Sale of units in initial public offering, net of warrant liability	397,146,750				$ 4,140		397,142,610
Offering costs	(22,433,477)						(22,433,477)
Excess of cash received over fair value of private placement warrants	1,857,360						1,857,360
Shares subject to possible redemption (in shares)					(34,196,599)
Shares subject to possible redemption	(341,965,990)				$ (3,420)		(341,962,570)
Net income (loss)	(29,629,640)	$ 210,000	$ (350,000)	$ (140,000)			0	(29,629,640)
Ending balance (in shares) at Dec. 31, 2020					7,203,401	10,350,000
Ending balance at Dec. 31, 2020	5,000,003				$ 720	$ 1,035	34,627,888	(29,629,640)
Beginning balance (in shares) at Feb. 10, 2020					0	0
Beginning balance at Feb. 10, 2020	0				$ 0	$ 0	0	0
Ending balance (in shares) at Mar. 31, 2021					5,032,391	10,350,000
Ending balance at Mar. 31, 2021	5,000,003				$ 503	$ 1,035	12,918,005	(7,919,540)
Beginning balance (in shares) at Dec. 31, 2020					7,203,401	10,350,000
Beginning balance at Dec. 31, 2020	5,000,003				$ 720	$ 1,035	34,627,888	(29,629,640)
Shares subject to possible redemption (in shares)					(2,171,010)
Shares subject to possible redemption	(21,710,100)				$ (217)		(21,709,883)
Net income (loss)	21,710,100							21,710,100
Ending balance (in shares) at Mar. 31, 2021					5,032,391	10,350,000
Ending balance at Mar. 31, 2021	$ 5,000,003				$ 503	$ 1,035	$ 12,918,005	$ (7,919,540)